CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common share	Preferred Stock	Additional Paid-in Capital	Deficit	Total
Balance at Dec. 31, 2013	$ 71,128		$ 4,835,551	$ (11,325,957)	$ (6,419,278)
Balance (in shares) at Dec. 31, 2013	71,128,456	2,027,945
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			45,840		45,840
Net loss for the year				(2,119,472)	(2,119,472)
Balance at Dec. 31, 2014	$ 71,128		4,881,391	(13,445,429)	(8,492,910)
Balance (in shares) at Dec. 31, 2014	71,128,456	2,027,945
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			147,622		147,622
Net loss for the year				(1,205,039)	(1,205,039)
Balance at Dec. 31, 2015	$ 71,128		5,029,013	(14,650,468)	(9,550,327)
Balance (in shares) at Dec. 31, 2015	71,128,456	2,027,945
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclasification Of Preferred Shares		$ 2,028	2,025,917		2,027,945
Issuance of preferred shares to settle related party debt		$ 7,864	7,855,991		7,863,855
Issuance of preferred shares to settle related party debt (Shares)		7,863,855
Share-based compensation			64,403		64,403
Net loss for the year				(269,508)	(269,508)
Balance at Dec. 31, 2016	$ 71,128	$ 9,892	$ 14,975,324	$ (14,919,976)	$ 136,368
Balance (in shares) at Dec. 31, 2016	71,128,456	9,891,800